ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Information Technology Inc (the "Company" or "CNIT"), together with its subsidiaries, is a total solutions provider of information and display technology products and services in the People’s Republic of China ("PRC"). The Company’s total solutions include specialized software, hardware, systems integration, and related services. These services are provided through the Company’s wholly-owned PRC subsidiaries, Information Security Technology (PRC) Co., Ltd ("IST"), and its subsidiary, Dongguan Information Security Technology (China) Co., Ltd ("IST DG"), Shenzhen Bocom Multimedia Display Technology Co., Ltd ("Bocom"), and Huipu Electronics (Shenzhen) Co., Ltd ("Huipu"), and through the Company’s variable interest entity ("VIE"), iASPEC Software Company Limited ("iASPEC"), and its subsidiaries, Wuda Geoinformatics Co., Ltd ("Geo"), Shenzhen iASPEC Zhongtian Software Company Ltd ("Zhongtian") and. Information Security Software (China) Co., Ltd (formerly, Information Security Development Technology Co., Ltd) ("ISS").

On October 31, 2012, the Company completed a reorganization of the Company as a British Virgin Islands (“BVI”) company. Each outstanding share of the common stock of the Company was converted into the right to receive on ordinary share of China Information Technology Inc., a BVI company (“CNIT BVI”). The shares of CNIT BVI are listed on the NASDAQ Global Select Market under the trading symbol “CNIT,” the same symbol under which the shares of common stock of the Company were listed.

Management Service Agreement

iASPEC is a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company operates the restricted aspect of its business through iASPEC.

Pursuant to the terms of a July 2007 management service agreement ("MSA"), as amended, iASPEC granted IST a ten-year, exclusive, royalty-free, transferable worldwide license to use and install certain iASPEC software, along with copies of source and object codes relating to such software. In addition, IST licensed back to iASPEC a royalty-free, limited, non-exclusive license to the software, without right of sub-license, for the sole purpose of permitting iASPEC to carry out its business as presently conducted. IST has the right to designate two Chinese citizens to serve as senior managers of iASPEC, to serve as a majority on iASPEC’s Board of Directors, and to assist in managing the business and operations of iASPEC. In addition, both iASPEC and IST will require the affirmative vote of a majority of the Company’s Board of Directors, including at least one non-insider director, for certain material actions, as defined, with respect to iASPEC.

In connection with the MSA, IST also entered into an immediately exercisable purchase option agreement ("Option Agreement") with iASPEC and its shareholders, pursuant to which the iASPEC shareholder granted the Company or its designee(s) an exclusive, irrevocable option to purchase, from time to time, all or a part of iASPEC’s shares or iASPEC’s assets from the iASPEC shareholder for $1,800,000 in the aggregate. The option may not be exercised if the exercise would violate any applicable laws and regulations in the PRC or cause any license or permit held by, and necessary for the operation of iASPEC, to be cancelled or invalidated.

Amended and Restated MSA

Pursuant to the MSA, IST will provide management and consulting services to iASPEC, under the following terms:

  iASPEC agreed that IST will be entitled to receive ninety five percent ( 95%) of the Net Received Profit, as defined, of iASPEC during the term of the Agreement. iASPEC is obligated to calculate and pay the Net Received Profit due to IST no later than the last day of the first month following the end of each fiscal quarter;

  Mr. Jianghuai Lin (“Mr. Lin”), CEO of the Company, agreed to enter into a pledge agreement with IST to pledge all of his equity interests in iASPEC as security for his and iASPEC’s fulfillment of their respective obligations under the MSA, and to register the pledge agreement with the local AIC (Administration for Industry and Commerce);

  Mr. Lin confirmed his status as the sole iASPEC shareholder and his assumption of all of the obligations of the iASPEC shareholder under the agreement, including a confirmation of his continuing obligation under a written guaranty, executed by the then iASPEC shareholders;

  Based on iASPEC’s needs for its development and operation, IST has the right, from time to time, at its sole discretion, to provide iASPEC with capital support

IST agreed that it will not interfere in any business of iASPEC covered by iASPEC’s PRC State Secret related Computer Information System Integration Certificate, including but not limited to, seeking access to relevant documents regarding such business; provided, however, that iASPEC agreed that it will cooperate with the requests of the Company as necessary to comply with the Company’s reporting obligations to the Securities and Exchange Commission.

The substance of the MSA and the Option Agreement is to:

  Allow the Company to utilize the business licenses, contacts, permits and other resources of iASPEC in order for the Company to be able to expand its operations and business model;

  Provide the Company with effective control over all of iASPEC’s operations;

  Allow the shareholders of iASPEC an opportunity to monetize a portion of their investment through the $1.8 million purchase option.

On August 2010, the Boards of Directors of iASPEC and the Company approved iASPEC’s less than pro rata contribution of RMB7.4 million (approximately $1.1 million), and approved the participation of the management teams of Geo, a majority-owned subsidiary of iASPEC, and iASPEC in the capital increase as an incentive and to align their interests with the interests of Geo and iASPEC. As a result of the capital increase, the equity interest owned by iASPEC in Geo was reduced from 57% to 52.54%, and the management teams of Geo and iASPEC now hold 11.02% of the equity interests in Geo.

On September 3, 2010, Geo, increased its registered capital from RMB60 million (approximately $8.8 million) to RMB79 million (approximately $11.7 million). The RMB19.2 million (approximately $2.8 million) increase was contributed on a pro data basis by iASPEC, the minority shareholders of Geo and new shareholders, comprising of the management teams of both Geo and iASPEC, including Mr. Lin, the Company’s chief executive officer and the sole shareholder of iASPEC.

On May 5, 2011, Kwong Tai International Technology Ltd. (“Kwong Tai”), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which Kwong Tai agreed to transfer 100% of equity interests in Zhongtian, also our wholly-owned PRC subsidiary, to iASPEC, for a purchase price of RMB20.2 million (approximately $3.1 million). The purchase price is equal to the PRC registered capital of Zhongtian.

On December 29, 2011, Zhongtian, increased its registered capital from RMB33.2 million (approximately $5.2 million) to RMB40.7 million (approximately $6.4 million). The RMB7.5 million (approximately $1.2 million) was contributed by new shareholders, comprising the management teams of Zhongtian, including Mr. Lin, the Company’s chief executive officer. As a result of the capital increase, the equity interest owned by iASPEC in Zhongtian was reduced from 100% to 81.65%, and resulted in approximately $1 million of Zhongtian's equity being reclassified to non-controlling interest. On February 20, 2012, Zhongtian, increased its registered capital from RMB40.7 million (approximately $6.2 million) to RMB42.5 million (approximately $6.5 million). The RMB1.79 million (approximately $0.28 million) was contributed by new shareholders, comprising the management teams of Zhongtian, including Mr. Lin, the Company’s chief executive officer. As a result of the capital increase, the equity interest owned by iASPEC in Zhongtian was reduced from 81.65% to 78.21% and resulted in approximately $0.12 million of Zhongtian’s equity being reclassified to non-controlling interest.

On July 16, 2012, Information Security Software Investment Limited (“ISSI”), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which ISSI agreed to transfer 100% of equity interests in ISS, also our wholly-owned PRC subsidiary, to iASPEC, for a purchase price of RMB53.98 million (approximately $8.57 million).